PROVISIONS AND OTHER FINANCIAL LIABILITIES - Narrative (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Purchase of shares to settle put option	$ 0	$ 2,667
Additions	56,277	35,214
Provisions	46,181	25,563	$ 23,330
Legal, severance and other provision
Disclosure of other provisions [line items]
Additions	56,277	35,214
Provisions	46,181	12,484
Aggregated individually immaterial business combinations
Disclosure of other provisions [line items]
Contingent consideration	131,122
Deferred consideration	96,855
Put option	99,025
GSFM
Disclosure of other provisions [line items]
Put option	$ 10,369	$ 7,573
Purchase of shares to settle put option (in shares)		50
Purchase of shares to settle put option		$ 2,667